Intangible assets	9 Months Ended
Mar. 31, 2022
Intangible assets
Intangible assets
14	Intangible assets

During the nine months ended March 31, 2021 and 2022, the Group acquired software with costs of RMB12,817,000 and RMB3,441,000, respectively. Amortization amounted to RMB15,692,000 and RMB16,014,000 during the nine months ended March 31, 2021 and 2022, respectively.